9. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of activity for related party loans
(Dollars in thousands)
	2018	2017
Beginning balance	$3,679	4,503
New loans	8,030	5,879
Repayments	(8,517)	(6,703)
Ending balance	$3,192	3,679